UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21197
                                   811-21300

Name of Fund: WCMA Government Securities Fund
              Master Government Securities Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA
        Government Securities Fund and Master Government Securities Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/04

Date of reporting period: 04/01/04 - 09/30/04

Item 1 - Report to Stockholders

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                                WCMA Government
                                Securities Fund

Semi-Annual Report
September 30, 2004

[LOGO] Merrill Lynch Investment Managers

WCMA Government Securities Fund

Officers and Trustees

Terry K. Glenn, President and Trustee
Ronald W. Forbes, Trustee
Cynthia A. Montgomery, Trustee
Jean Margo Reid, Trustee
Kevin A. Ryan, Trustee
Roscoe S. Suddarth, Trustee
Richard R. West, Trustee
Edward D. Zinbarg, Trustee
John Ng, Vice President
Donald C. Burke, Vice President and Treasurer
Jeffrey Hiller, Chief Compliance Officer
Alice A. Pellegrino, Secretary

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210*

*     For inquiries regarding your WCMA account, call 800-262-4636.

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


2       WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

A Letter From the President

Dear Shareholder

As we ended the current reporting period, the financial markets were facing a number of uncertainties. At the top of investors' minds were questions about economic expansion, corporate earnings, interest rates and inflation, politics, oil prices and terrorism.

After benefiting from aggressive monetary and fiscal policy stimulus, some fear the U.S. economy has hit a "soft patch." In fact, economic expansion has slowed somewhat in recent months, but we believe it is easing into a pace of growth that is sustainable and healthy. The favorable economic environment has served to benefit American corporations. Although the most impressive earnings results were seen earlier in the year, solid productivity, improved revenue growth and cost discipline all point to a vital corporate sector.

In terms of inflation and interest rates, the Federal Reserve Board (the Fed) has signaled its confidence in the economic recovery by increasing the Federal Funds target rate three times in the past several months, from 1% to 1.75%. Inflation, for its part, has remained in check. Investors and economists are focused on how quickly Fed policy will move from here.

While any market jitters associated with the presidential election should subside after November, the effect of oil prices is more difficult to predict. At around $50 per barrel, the price of oil is clearly a concern. However, on an inflation-adjusted basis and considering modern usage levels, the situation is far from the crisis proportions we saw in the 1980s. Finally, although terrorism and geopolitical crises are realities we are forced to live with today, history has shown us that the financial effects of any single event tend to be short-lived.

Amid the uncertainty, fixed income markets provided modestly positive results. For the six-month and 12-month periods ended September 30, 2004, the Lehman Brothers Aggregate Bond Index returned +.68% and +3.68%, respectively; the Credit Suisse First Boston High Yield Index returned +4.30% and +13.32%; and the Citigroup Three-Month Treasury Bill Index returned +.56% and +1.04%. In terms of yield, the 10-year Treasury note recorded a yield of 4.14% at September 30, 2004, versus 3.96% at September 30, 2003. The three-month Treasury bill's yield was 1.71% at period-end, compared to .95% a year earlier.

The key during uncertain times is to remain focused on the big picture. Investment success comes not from reacting to short-term volatility, but from maintaining a long-term perspective and adhering to the disciplines of asset allocation, diversification and rebalancing. We encourage you to work with your financial advisor to ensure these time-tested techniques are incorporated into your investment plan. We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.

                                                Sincerely,


                                                /s/ Terry K. Glenn

                                                Terry K. Glenn
                                                President and Trustee


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004       3

[LOGO] Merrill Lynch Investment Managers

A Discussion With Your Fund's Portfolio Manager

      As the Federal Reserve Board embarked on its "measured" tightening program, we began to target shorter maturities on the yield curve and gradually reduce the portfolio's average duration.

How did the Fund perform during the period in light of the existing market conditions?

For the six-month period ended September 30, 2004, WCMA Government Securities Fund's Class 1, Class 2, Class 3 and Class 4 Shares paid shareholders net annualized dividends of .04%, .30%, .63% and .63%, respectively. The Fund's seven-day yields as of September 30, 2004, were .07% for Class 1, .69% for Class 2, 1.02% for Class 3 and 1.02% for Class 4.

The Fund's average portfolio maturity at September 30, 2004 was 47 days, compared to 60 days at March 31, 2004.

We employed a barbell strategy throughout the period. That is, we emphasized the very front end of the market (overnight and term financing) for liquidity and looked to longer-dated securities for yield enhancement and price appreciation. Our focus on yield enhancement and net asset appreciation initially encompassed the one-year sector but was gradually moved to the six-month area of the yield curve as the period progressed and higher interest rates appeared imminent. With that being said, the Fund delivered above-average results relative to its peers. This was a direct result of managing the portfolio's average life and longer-dated holdings.

For the most part, the interest rate environment took its cue from the economy. While economic growth had been favorable for some time, the labor market had been stubbornly weak. With the consumer accounting for the majority of gross domestic product (GDP), an improvement in employment would be essential to sustainable above-trend economic growth. Until such time, the Federal Reserve Board (the Fed) seemed apt to keep interest rates at their historic lows.

The employment picture began to show its first signs of revival at the start of the period with the release of a surprisingly robust payroll report for the month of March. Similarly strong jobs reports followed for the months of April and May, and investors began to anticipate a Fed tightening.

On June 30, the Fed raised the target for the Federal Funds rate from 1% to 1.25%. The 25 basis point (.25%) hike was followed by two more in August and September, bringing the target rate to 1.75% by period-end. Still, interest rates remained near historic lows, and the Fed telegraphed its intention to maintain a "measured" approach to interest rate increases.

As the period neared its end, the strength of the economic expansion came into question. GDP, which grew at an annualized rate of 4.5% in the first quarter, slowed to 3.3% in the second quarter. Nevertheless, business capital spending and export activity expanded at a record pace. We expect this strength to continue, which should lead to improved hiring in the months ahead. GDP is estimated at approximately 4% for the third quarter.

Issuance of Treasury securities increased during the period, primarily due to deficit spending and the mounting costs associated with the war in Iraq. Supply continued to favor the longer end, thus creating a steeper yield curve past the one-year sector. Notably, however, continued foreign interest in holding U.S. assets meant that investors readily accepted the increased supply. Issuance of Treasury bills had been more reserved, which allowed the front end of the yield curve to remain relatively flat to financing levels.

How did you manage the portfolio during the period?

In general, we managed the portfolio in line with our view that sustainable economic growth would eventually require interest rates to rise. Under these circumstances, we adopted a more defensive posture.

The portfolio's average life was in the mid 60-day range early in the period when the Fed appeared poised to hold interest rates at their historic lows. As it became apparent that the Fed would increase interest rates at a measured pace, we


4       WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004
decided to reduce the Fund's average life, ultimately taking it into the mid 40-day range.

While we continued to employ our barbelled approach throughout the period, we believed the two-year sector would give up the most ground in a rising interest rate environment. As a result, we trimmed our exposure in longer-dated securities and focused primarily on increasing our liquidity profile, namely in repurchase agreements and shorter-dated Treasury issues. We determined that the six-month sector offered the best opportunity for yield enhancement and price appreciation, and added securities in this area when they became available.

During the period, we noted the establishment of trading ranges -- that is, we identified certain interest rate levels at which we held or reduced our longer interest rate exposure. These ranges became dynamic over the course of the period as we weighed the potential risks and rewards of our transactions.

How would you characterize the portfolio's position at the close of the period?

The portfolio's average maturity was conservative at period-end. While the Federal Funds forward curve was projecting at least a 2% target rate by year-end, we expected the Fed to raise interest rates gradually rather than race to neutrality. Based on this view and the results of our internal analyses, we ended the period with a focus on the six-month sector as the fulcrum of the yield curve. This area offered the Fund attractive yields while allowing us the flexibility to extend at higher levels as opportunities presented themselves.

The Trust's portfolio composition as a percent of net assets at the end of September and as of our last report to shareholders is detailed below:

--------------------------------------------------------------------------------
                                                         9/30/04         3/31/04
--------------------------------------------------------------------------------
Repurchase Agreements ..........................           67.8%          73.0%
U.S. Government Obligations ....................           31.8           26.4
Other Assets Less Liabilities ..................            0.4            0.6
                                                          --------------------
Total ..........................................          100.0%         100.0%
                                                          ====================

Looking ahead, if investors overreact by increasing market rates ahead of the Fed, we will take the opportunity to reenter the market. Having said that, we will maintain a high liquidity base given investor needs in a rising interest rate environment. Finally, although we do not anticipate a dramatic change in the level of Treasury issuance for the near term, we will take advantage of any technical aberrations in the yield curve. As always, we continue to monitor the economy and interest rates, and will remain ready to adjust our strategy as market dynamics dictate.

John Ng
Vice President and Portfolio Manager

October 7, 2004


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004       5

[LOGO] Merrill Lynch Investment Managers

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and
(b) operating expenses, including advisory fees, distribution fees including 12(b)-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on April 1, 2004 and held through September 30, 2004) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees, or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

                                                                                      Expenses Paid
                                                Beginning            Ending        During the Period*
                                              Account Value      Account Value      April 1, 2004 to
                                              April 1, 2004   September 30, 2004   September 30, 2004
=====================================================================================================
Actual
=====================================================================================================
Class 1                                           $1,000           $1,000.20             $6.22
-----------------------------------------------------------------------------------------------------
Class 2                                           $1,000           $1,001.50             $4.92
-----------------------------------------------------------------------------------------------------
Class 3                                           $1,000           $1,003.10             $3.26
-----------------------------------------------------------------------------------------------------
Class 4                                           $1,000           $1,003.10             $3.26
=====================================================================================================
Hypothetical (5% annual return before expenses)**
=====================================================================================================
Class 1                                           $1,000           $1,018.85             $6.28
-----------------------------------------------------------------------------------------------------
Class 2                                           $1,000           $1,020.16             $4.96
-----------------------------------------------------------------------------------------------------
Class 3                                           $1,000           $1,021.81             $3.29
-----------------------------------------------------------------------------------------------------
Class 4                                           $1,000           $1,021.81             $3.29
-----------------------------------------------------------------------------------------------------

* For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.24% for Class 1, .98% for Class 2, .65% for Class 3 and .65% for Class 4), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense table example reflects the expenses of both the feeder fund and the master fund in which it invests.
** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.


6       WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Statement of Assets and Liabilities              WCMA Government Securities Fund

As of September 30, 2004
=========================================================================================================================
Assets
-------------------------------------------------------------------------------------------------------------------------
                       Investment in Master Government Securities Trust, at value
                        (identified cost--$460,427,199) ..............................                      $ 459,938,054
                       Prepaid expenses ..............................................                            130,633
                                                                                                            -------------
                       Total assets ..................................................                        460,068,687
                                                                                                            -------------
=========================================================================================================================
Liabilities
-------------------------------------------------------------------------------------------------------------------------
                       Payables:
                          Distributor ................................................    $      58,148
                          Administrator ..............................................           19,179
                          Other affiliates ...........................................            5,435            82,762
                                                                                          -------------
                       Accrued expenses ..............................................                             59,438
                                                                                                            -------------
                       Total liabilities .............................................                            142,200
                                                                                                            -------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Net assets ....................................................                      $ 459,926,487
                                                                                                            =============
=========================================================================================================================
Net Assets Consist of
-------------------------------------------------------------------------------------------------------------------------
                       Class 1 Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..................................                      $   2,279,184
                       Class 2 Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..................................                         11,120,488
                       Class 3 Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..................................                         18,706,439
                       Class 4 Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..................................                         13,935,452
                       Paid-in capital in excess of par ..............................                        414,374,069
                       Unrealized depreciation allocated from the Trust--net .........                           (489,145)
                                                                                                            -------------
                       Net Assets ....................................................                      $ 459,926,487
                                                                                                            =============
=========================================================================================================================
Net Asset Value
-------------------------------------------------------------------------------------------------------------------------
                       Class 1--Based on net assets of $22,772,413 and 22,791,840
                        shares of beneficial interest outstanding ....................                      $        1.00
                                                                                                            =============
                       Class 2--Based on net assets of $111,081,949 and 111,204,881
                        shares of beneficial interest outstanding ....................                      $        1.00
                                                                                                            =============
                       Class 3--Based on net assets of $186,845,118 and 187,064,390
                        shares of beneficial interest outstanding ....................                      $        1.00
                                                                                                            =============
                       Class 4--Based on net assets of $139,227,007 and 139,354,523
                        shares of beneficial interest outstanding ....................                      $        1.00
                                                                                                            =============

      See Notes to Financial Statements.


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004       7

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                          WCMA Government Securities Fund

For the Six Months Ended September 30, 2004
=========================================================================================================================
Investment Income--Net
-------------------------------------------------------------------------------------------------------------------------
                       Interest ......................................................                      $       5,309
                       Net investment income allocated from the Trust:
                          Interest (includes $146,489 from affiliates) and amortization
                           of premium and discount earned ............................                          3,166,244
                          Expenses ...................................................                           (603,362)
                                                                                                            -------------
                       Total income and net investment income allocated from the Trust                          2,568,191
                                                                                                            -------------
=========================================================================================================================
Expenses
-------------------------------------------------------------------------------------------------------------------------
                       Administration fees ...........................................    $     624,040
                       Account maintenance and distribution fees--Class 2 ............          404,661
                       Account maintenance and distribution fees--Class 3 ............          397,162
                       Account maintenance and distribution fees--Class 4 ............          273,436
                       Registration fees .............................................          209,238
                       Account maintenance and distribution fees--Class 1 ............           99,215
                       Printing and shareholder reports ..............................           26,051
                       Professional fees .............................................           15,971
                       Transfer agent fees--Class 3 ..................................            5,765
                       Transfer agent fees--Class 4 ..................................            3,954
                       Transfer agent fees--Class 2 ..................................            3,256
                       Transfer agent fees--Class 1 ..................................              535
                       Other .........................................................           20,997
                                                                                          -------------
                       Total expenses before waiver and reimbursement ................        2,084,281
                       Waiver and reimbursement of expenses ..........................         (804,482)
                                                                                          -------------
                       Total expenses after waiver and reimbursement .................                          1,279,799
                                                                                                            -------------
                       Investment income--net ........................................                          1,288,392
                                                                                                            -------------
=========================================================================================================================
Realized & Unrealized Gain (Loss) Allocated from the Trust--Net
-------------------------------------------------------------------------------------------------------------------------
                       Realized gain allocated from the Trust--net ...................                                490
                       Change in unrealized depreciation allocated from the Trust--net                           (438,965)
                                                                                                            -------------
                       Total realized and unrealized loss allocated from the Trust--net                          (438,475)
                                                                                                            -------------
                       Net Increase in Net Assets Resulting from Operations ..........                      $     849,917
                                                                                                            =============

      See Notes to Financial Statements.


8       WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Statements of Changes in Net Assets              WCMA Government Securities Fund

                                                                                          For the Six          For the
                                                                                          Months Ended        Year Ended
                                                                                          September 30,        March 31,
Increase (Decrease) in Net Assets:                                                            2004               2004
=========================================================================================================================
Operations
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ........................................    $   1,288,392     $   1,319,470
                       Realized gain allocated from the Trust--net ...................              490            17,972
                       Change in unrealized depreciation allocated from the Trust--net         (438,965)          (50,180)
                                                                                          -------------------------------
                       Net increase in net assets resulting from operations ..........          849,917         1,287,262
                                                                                          -------------------------------
=========================================================================================================================
Dividends & Distributions to Shareholders
-------------------------------------------------------------------------------------------------------------------------
                       Investment income--net:
                          Class 1 ....................................................           (3,811)           (4,498)
                          Class 2 ....................................................         (175,829)         (130,640)
                          Class 3 ....................................................         (650,582)         (722,881)
                          Class 4 ....................................................         (458,170)         (461,453)
                       Realized gain allocated from the Trust--net:
                          Class 1 ....................................................              (19)             (658)
                          Class 2 ....................................................             (116)           (4,641)
                          Class 3 ....................................................             (216)           (8,056)
                          Class 4 ....................................................             (139)           (4,617)
                                                                                          -------------------------------
                       Net decrease in net assets resulting from dividends and
                        distributions to shareholders ................................       (1,288,882)       (1,337,444)
                                                                                          -------------------------------
=========================================================================================================================
Beneficial Interest Transactions
-------------------------------------------------------------------------------------------------------------------------
                       Net increase (decrease) in net assets derived from beneficial
                        interest transactions ........................................      (80,941,755)      541,257,315
                                                                                          -------------------------------
=========================================================================================================================
Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Total increase (decrease) in net assets .......................      (81,380,720)      541,207,133
                       Beginning of period ...........................................      541,307,207           100,074
                                                                                          -------------------------------
                       End of period .................................................    $ 459,926,487     $ 541,307,207
                                                                                          ===============================

      See Notes to Financial Statements.


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004       9

[LOGO] Merrill Lynch Investment Managers

Financial Highlights                             WCMA Government Securities Fund

                                                                                                      Class 1
                                                                                     -------------------------------------------
                                                                                                                  For the Period
The following per share data and ratios have been derived                             For the Six     For the        March 20,
from information provided in the financial statements.                               Months Ended    Year Ended      2003+ to
                                                                                     September 30,    March 31,      March 31,
Increase (Decrease) in Net Asset Value:                                                  2004           2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ........................   $   1.00       $   1.00          $   1.00
                                                                                       -----------------------------------------
                       Investment income--net ......................................      .0002          .0004             .0003
                       Realized and unrealized gain (loss) allocated
                        from the Trust--net ........................................     (.0010)        (.0002)            .0002
                                                                                       -----------------------------------------
                       Total from investment operations ............................     (.0008)         .0002             .0005
                                                                                       -----------------------------------------
                       Less dividends and distributions:
                          Investment income--net ...................................     (.0002)        (.0004)           (.0003)
                          Realized gain allocated from the Trust--net ..............         --++       (.0001)               --
                                                                                       -----------------------------------------
                       Total dividends and distributions ...........................     (.0002)        (.0005)           (.0003)
                                                                                       -----------------------------------------
                       Net asset value, end of period ..............................   $   1.00       $   1.00          $   1.00
                                                                                       =========================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                       Total investment return .....................................        .02%+++        .05%              .05%
                                                                                       =========================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver and reimbursement** ...........       1.24%*         1.09%              .02%
                                                                                       =========================================
                       Total expenses** ............................................       1.60%*         1.58%              .02%
                                                                                       =========================================
                       Total investment income and realized gain
                        allocated from the Trust ...................................        .04%*          .04%              .03%
                                                                                       =========================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ....................   $ 22,772       $ 22,260          $     25
                                                                                       =========================================

*     Annualized.
**    Includes the Fund's share of the Trust's allocated expenses.
+     Effective date of the Fund's registration.
++    Amount is less than $(.0001) per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


10      WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Financial Highlights (continued)                 WCMA Government Securities Fund

                                                                                                      Class 2
                                                                                     -------------------------------------------
                                                                                                                  For the Period
The following per share data and ratios have been derived                             For the Six     For the        March 20,
from information provided in the financial statements.                               Months Ended    Year Ended      2003+ to
                                                                                     September 30,    March 31,      March 31,
Increase (Decrease) in Net Asset Value:                                                  2004           2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ........................   $   1.00       $   1.00          $   1.00
                                                                                       -----------------------------------------
                       Investment income--net ......................................      .0015          .0015             .0003
                       Realized and unrealized gain (loss) allocated
                        from the Trust--net ........................................     (.0011)        (.0001)            .0002
                                                                                       -----------------------------------------
                       Total from investment operations ............................      .0004          .0014             .0005
                                                                                       -----------------------------------------
                       Less dividends and distributions:
                          Investment income--net ...................................     (.0015)        (.0015)           (.0003)
                          Realized gain allocated from the Trust--net ..............         --++       (.0001)               --
                                                                                       -----------------------------------------
                       Total dividends and distributions ...........................     (.0015)        (.0016)           (.0003)
                                                                                       -----------------------------------------
                       Net asset value, end of period ..............................   $   1.00       $   1.00          $   1.00
                                                                                       =========================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                       Total investment return .....................................        .15%+++        .16%              .05%
                                                                                       =========================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver and reimbursement** ...........        .98%*          .97%              .02%
                                                                                       =========================================
                       Total expenses** ............................................       1.28%*         1.26%              .02%
                                                                                       =========================================
                       Total investment income and realized gain
                        allocated from the Trust ...................................         29%*          .15%              .03%
                                                                                       =========================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ....................   $111,082       $137,566          $     25
                                                                                       =========================================

*     Annualized.
**    Includes the Fund's share of the Trust's allocated expenses.
+     Effective date of the Fund's registration.
++    Amount is less than $(.0001) per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004      11

[LOGO] Merrill Lynch Investment Managers

Financial Highlights (continued)                 WCMA Government Securities Fund

                                                                                                      Class 3
                                                                                     -------------------------------------------
                                                                                                                  For the Period
The following per share data and ratios have been derived                             For the Six     For the        March 20,
from information provided in the financial statements.                               Months Ended    Year Ended      2003+ to
                                                                                     September 30,    March 31,      March 31,
Increase (Decrease) in Net Asset Value:                                                  2004           2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ........................   $   1.00       $   1.00          $   1.00
                                                                                       -----------------------------------------
                       Investment income--net ......................................      .0031          .0047             .0003
                       Realized and unrealized gain (loss) allocated
                        from the Trust--net ........................................     (.0011)        (.0001)            .0002
                                                                                       -----------------------------------------
                       Total from investment operations ............................      .0020          .0046             .0005
                                                                                       -----------------------------------------
                       Less dividends and distributions:
                          Investment income--net ...................................     (.0031)        (.0047)           (.0003)
                          Realized gain allocated from the Trust--net ..............         --++       (.0001)               --
                                                                                       -----------------------------------------
                       Total dividends and distributions ...........................     (.0031)        (.0048)           (.0003)
                                                                                       -----------------------------------------
                       Net asset value, end of period ..............................   $   1.00       $   1.00          $   1.00
                                                                                       =========================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                       Total investment return .....................................        .31%+++        .48%              .05%
                                                                                       =========================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver and reimbursement** ...........        .65%*          .65%              .02%
                                                                                       =========================================
                       Total expenses** ............................................        .98%*          .96%              .02%
                                                                                       =========================================
                       Investment income and realized gain allocated
                        from the Trust .............................................        .61%*          .48%              .03%
                                                                                       =========================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ....................   $186,845       $224,278          $     25
                                                                                       =========================================

*     Annualized.
**    Includes the Fund's share of the Trust's allocated expenses.
+     Effective date of the Fund's registration.
++    Amount is less than $(.0001) per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


12      WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Financial Highlights (concluded)                 WCMA Government Securities Fund

                                                                                                      Class 4
                                                                                     ----------------------------------------------
                                                                                                                  For the Period
The following per share data and ratios have been derived                             For the Six     For the        March 20,
from information provided in the financial statements.                               Months Ended    Year Ended      2003+ to
                                                                                     September 30,    March 31,      March 31,
Increase (Decrease) in Net Asset Value:                                                  2004           2004           2003
================================================================================================================================
Per Share Operating Performance
--------------------------------------------------------------------------------------------------------------------------------
                       Net asset value, beginning of period ........................   $   1.00       $   1.00          $   1.00
                                                                                       -----------------------------------------
                       Investment income--net ......................................      .0031          .0047             .0003
                       Realized and unrealized gain allocated from
                        the Trust--net .............................................     (.0009)            --++           .0002
                                                                                       -----------------------------------------
                       Total from investment operations ............................      .0022          .0047             .0005
                                                                                       -----------------------------------------
                       Less dividends and distributions:
                          Investment income--net ...................................     (.0031)        (.0047)           (.0003)
                          Realized gain allocated from the Trust--net ..............         --***          --***             --
                                                                                       -----------------------------------------
                       Total dividends and distributions ...........................     (.0031)        (.0047)           (.0003)
                                                                                       -----------------------------------------
                       Net asset value, end of period ..............................   $   1.00       $   1.00          $   1.00
                                                                                       =========================================
================================================================================================================================
Total Investment Return
--------------------------------------------------------------------------------------------------------------------------------
                       Total investment return .....................................        .31%+++        .47%              .05%
                                                                                       =========================================
================================================================================================================================
Ratios to Average Net Assets
--------------------------------------------------------------------------------------------------------------------------------
                       Total expenses, net of waiver and reimbursement** ...........        .65%*          .65%              .02%
                                                                                       =========================================
                       Total expenses** ............................................        .98%*          .96%              .02%
                                                                                       =========================================
                       Investment income and realized gain allocated
                        from the Trust .............................................        .62%*          .48%              .03%
                                                                                       =========================================
================================================================================================================================
Supplemental Data
--------------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands) ....................   $139,227       $157,203          $     25
                                                                                       =========================================

*     Annualized.
**    Includes the Fund's share of the Trust's allocated expenses.
***   Amount is less than $(.0001) per share.
+     Effective date of the Fund's registration.
++    Amount is less than $.0001 per share.
+++   Aggregate total investment return.

      See Notes to Financial Statements.


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004      13

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                    WCMA Government Securities Fund

1. Significant Accounting Policies:

WCMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Government Securities Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at September 30, 2004 was 44.1%. The Fund is divided into four classes, designated Class 1, Class 2, Class 3 and Class 4. Each Class 1, Class 2, Class 3 and Class 4 share represents interests in the same assets of the Fund and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to account maintenance and the distribution of such shares and the additional incremental transfer agency costs resulting from the conversion of shares and have exclusive voting with respect to matters relating to such account maintenance and distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses -- The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions -- Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.


14      WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Notes to Financial Statements (continued)        WCMA Government Securities Fund

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                                     Account        Distribution
                                                 Maintenance Fee        Fee
--------------------------------------------------------------------------------
Class 1 .................................              .25%             .75%
Class 2 .................................              .25%            .425%
Class 3 .................................              .25%            .125%
Class 4 .................................              .25%            .125%
--------------------------------------------------------------------------------

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution related services to shareholders. The Fund has entered into a contractual arrangement with FAM and MLPF&S to waive and/or reimburse a portion of the Fund's fees and expenses to ensure that the net expenses for the Fund's Class 2 Shares is 32 basis points (.32%) higher than that of CMA Government Securities Fund, and Class 3 and Class 4 Shares is equal to that of CMA Government Securities Fund. The fee/expense waiver or reimbursement includes account maintenance and distribution fees. This arrangement has a one-year term and is renewable. The Distributor has voluntarily agreed to waive a portion of its distribution fees in order to ensure that each class of shareholders receive a positive yield on each daily dividend. For the six months ended September 30, 2004, FAM and MLPF&S have earned $624,040 and $1,174,474, respectively, of which $804,482 was waived and/or reimbursed.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Beneficial Interest Transactions:

Net increase (decrease) in net assets derived from beneficial interest transactions was $(80,941,755) for the six months ended September 30, 2004 and $541,257,315 for the year ended March 31, 2004, respectively.

Transactions in shares of beneficial interest for each class were as follows:

-------------------------------------------------------------------------------
Class 1 Shares for the
Six Months Ended                                                      Dollar
September 30, 2004                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................          88,368,719      $    88,368,719
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................               3,825                3,825
                                            -----------------------------------
Total issued .........................          88,372,544           88,372,544
Shares redeemed ......................         (87,844,489)         (87,844,489)
                                            -----------------------------------
Net increase .........................             528,055      $       528,055
                                            ===================================

-------------------------------------------------------------------------------
Class 1 Shares for the Year                                           Dollar
Ended March 31, 2004                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................         129,156,599      $   129,156,599
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................               5,155                5,155
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets ...........          24,197,893           24,197,893
                                            -----------------------------------
Total issued .........................         153,359,647          153,359,647
Shares redeemed ......................        (131,120,880)        (131,120,880)
                                            -----------------------------------
Net increase .........................          22,238,767      $    22,238,767
                                            ===================================

-------------------------------------------------------------------------------
Class 2 Shares for the
Six Months Ended                                                      Dollar
September 30, 2004                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................         305,648,668      $   305,648,668
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             175,951              175,951
                                            -----------------------------------
Total issued .........................         305,824,619          305,824,619
Shares redeemed ......................        (332,203,229)        (332,203,229)
                                            -----------------------------------
Net decrease .........................         (26,378,610)     $   (26,378,610)
                                            ===================================

-------------------------------------------------------------------------------
Class 2 Shares for the Year                                           Dollar
Ended March 31, 2004                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................         451,353,350      $   451,353,350
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             135,249              135,249
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets ...........         153,348,889          153,348,889
                                            -----------------------------------
Total issued .........................         604,837,488          604,837,488
Shares redeemed ......................        (467,279,015)        (467,279,015)
                                            -----------------------------------
Net increase .........................         137,558,473      $   137,558,473
                                            ===================================


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004      15

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements (concluded)        WCMA Government Securities Fund

-------------------------------------------------------------------------------
Class 3 Shares for the
Six Months Ended                                                      Dollar
September 30, 2004                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................         607,857,230      $   607,857,230
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             650,798              650,798
                                            -----------------------------------
Total issued .........................         608,508,028          608,508,028
Shares redeemed ......................        (645,747,125)        (645,747,125)
                                            -----------------------------------
Net decrease .........................         (37,239,097)     $   (37,239,097)
                                            ===================================

-------------------------------------------------------------------------------
Class 3 Shares for the Year                                           Dollar
Ended March 31, 2004                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................       1,097,426,217      $ 1,097,426,217
Shares issued to shareholders in
   reinvestment of dividends
   and distributions .................             730,937              730,937
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets ...........         232,545,615          232,545,615
                                            -----------------------------------
Total issued .........................       1,330,702,769        1,330,702,769
Shares redeemed ......................      (1,106,424,301)      (1,106,424,301)
                                            -----------------------------------
Net increase .........................         224,278,468      $   224,278,468
                                            ===================================

-------------------------------------------------------------------------------
Class 4 Shares for the
Six Months Ended                                                      Dollar
September 30, 2004                                Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................         482,604,954      $   482,604,954
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             458,309              458,309
                                            -----------------------------------
Total issued .........................         483,063,263          483,063,263
Shares redeemed ......................        (500,915,366)        (500,915,366)
                                            -----------------------------------
Net decrease .........................         (17,852,103)     $   (17,852,103)
                                            ===================================

-------------------------------------------------------------------------------
Class 4 Shares for the Year                                           Dollar
Ended March 31, 2004                              Shares              Amount
-------------------------------------------------------------------------------
Shares sold ..........................         842,090,508      $   842,090,508
Shares issued to shareholders
   in reinvestment of dividends
   and distributions .................             466,070              466,070
Shares issued in connection
   with the bulk transfer of
   WCMA shareholder assets ...........         168,910,427          168,910,427
                                            -----------------------------------
Total issued .........................       1,011,467,005        1,011,467,005
Shares redeemed ......................        (854,285,398)        (854,285,398)
                                            -----------------------------------
Net increase .........................         157,181,607      $   157,181,607
                                            ===================================


16      WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Schedule of Investments    Master Government Securities Trust     (in Thousands)

                                        Face         Interest           Maturity
Issue                                  Amount          Rate               Date                 Value
======================================================================================================
U.S. Government Obligations* -- 31.8%
======================================================================================================
U.S. Treasury Bills                   $27,770          1.36 %          11/26/2004           $   27,703
                                       22,000          1.73             2/03/2005               21,862
                                       22,000          1.732            2/17/2005               21,842
                                       26,000          1.765            2/24/2005               25,800
                                       23,750          1.852            3/10/2005               23,543
                                       21,200          1.945-           3/31/2005               20,988
                                                       1.951
------------------------------------------------------------------------------------------------------
U.S. Treasury Notes                     5,200          2.125           10/31/2004                5,203
                                       34,300          2.00            11/30/2004               34,319
                                       49,400          1.75            12/31/2004               49,396
                                       27,630          1.625            1/31/2005               27,611
                                       18,400          1.50             2/28/2005               18,370
                                       30,550          1.625            3/31/2005               30,496
                                       15,700          1.25             5/31/2005               15,619
                                        5,350          1.125            6/30/2005                5,312
                                        2,500          1.625            9/30/2005                2,486
                                        1,045          1.50             3/31/2006                1,031
------------------------------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost--$331,953) ................................................................              331,581
------------------------------------------------------------------------------------------------------

Face
Amount                                  Issue
======================================================================================================
Repurchase Agreements -- 67.8%
======================================================================================================
$51,000           ABN AMRO Inc., purchased on 9/28/2004 to
                  yield 1.70% to 10/05/2004, repurchase price
                  $51,002, collateralized by U.S. Treasury Bills,
                  0% due 10/14/2004 to 2/17/2005 ................................               51,000
------------------------------------------------------------------------------------------------------
 51,000           Banc of America Securities LLC, purchased
                  on 9/30/2004 to yield 1.76% to 10/07/2004,
                  repurchase price $51,002, collateralized
                  by GNMA, 5% to 7% due 4/15/2018
                  to 9/15/2034 ..................................................               51,000
------------------------------------------------------------------------------------------------------
 21,000           Barclays Capital Inc., purchased on 9/30/2004
                  to yield 1.77% to 10/01/2004, repurchase price
                  $21,001, collateralized by U.S. Treasury Bill, 0%
                  due 12/30/2004 ................................................               21,000
------------------------------------------------------------------------------------------------------
 52,000           Citigroup Global Markets Inc., purchased
                  on 9/29/2004 to yield 1.74% to 10/06/2004,
                  repurchase price $52,003, collateralized by
                  GNMA, 5.50% due 2/15/2034 .....................................               52,000
------------------------------------------------------------------------------------------------------
 51,000           Countrywide Securities Corp., purchased
                  on 9/28/2004 to yield 1.75% to
                  10/05/2004, repurchase price $51,002,
                  collateralized by GNMA, 5.50%
                  due 7/15/2033 .................................................               51,000
------------------------------------------------------------------------------------------------------
 51,000           Credit Suisse First Boston LLC, purchased on
                  9/28/2004 to yield 1.75% to 10/05/2004,
                  repurchase price $51,002, collateralized
                  by U.S. Treasury Notes, 6.50% to 8.125%
                  due 5/15/2005 to 2/15/2023 ....................................               51,000
------------------------------------------------------------------------------------------------------
 51,000           Deutsche Bank Securities Inc., purchased
                  on 9/28/2004 to yield 1.71% to 10/05/2004,
                  repurchase price $51,002, collateralized by
                  GNMA, 6% due 8/20/2034 ........................................               51,000
------------------------------------------------------------------------------------------------------
 50,000           Goldman Sachs & Company, purchased on
                  9/24/2004 to yield 1.74% to 10/22/2004,
                  repurchase price $50,002, collateralized
                  by GNMA, 4.50% to 5.50% due 4/15/2033
                  to 7/20/2034 ..................................................               50,000
------------------------------------------------------------------------------------------------------
 52,000           Greenwich Capital Markets, Inc., purchased
                  on 9/29/2004 to yield 1.74% to 10/06/2004,
                  repurchase price $52,003, collateralized
                  by GNMA, 4.50% to 7.50% due 9/15/2005
                  to 9/20/2034 ..................................................               52,000
------------------------------------------------------------------------------------------------------
 19,188           HSBC Securities (USA) Inc., purchased on
                  9/30/2004 to yield 1.77% to 10/01/2004,
                  repurchase price $19,189, collateralized by
                  U.S. Treasury Strips, 0% due 5/15/2006 to
                  8/15/2030 and U.S. Treasury Strips Principal
                  Only, 6.125% to 6.50% due 10/15/2006
                  to 8/15/2007 ..................................................               19,188
------------------------------------------------------------------------------------------------------
 52,000           J.P. Morgan Securities Inc., purchased on
                  9/29/2004 to yield 1.74% to 10/06/2004,
                  repurchase price $52,003, collateralized
                  by GNMA, 5% to 7.50% due 9/15/2029
                  to 9/20/2034 ..................................................               52,000
------------------------------------------------------------------------------------------------------
 51,000           Lehman Brothers Inc., purchased on 9/30/2004
                  to yield 1.76% to 10/07/2004, repurchase price
                  $51,002, collateralized by GNMA, 2.875% to
                  14% due 2/15/2006 to 9/20/2034 ................................               51,000
------------------------------------------------------------------------------------------------------


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004      17

[LOGO] Merrill Lynch Investment Managers

Schedule of Investments (concluded)

                           Master Government Securities Trust     (in Thousands)

Face
Amount                                  Issue                                                 Value
======================================================================================================
Repurchase Agreements (continued)
======================================================================================================
$51,000           Merrill Lynch Government Securities, Inc.,
                  purchased on 9/30/2004 to yield
                  1.76% to 10/07/2004, repurchase price
                  $51,002, collateralized by GNMA,
                  3.375% to 6.50% due 9/15/2008
                  to 12/15/2046 (a) .............................................           $   51,000
------------------------------------------------------------------------------------------------------
 52,000           Morgan Stanley & Co., Inc., purchased
                  on 9/29/2004 to yield 1.73% to
                  10/06/2004, repurchase price $52,002,
                  collateralized by GNMA, 5.50% to 6.50%
                  due 9/15/2031 to 3/15/2034 ....................................               52,000
------------------------------------------------------------------------------------------------------
 51,000           UBS Warburg LLC, purchased on 9/30/2004
                  to yield 1.76% to 10/07/2004, repurchase
                  price $51,002, collateralized by GNMA,
                  3.50% to 11.50% due 4/15/2009
                  to 7/15/2033 ..................................................               51,000
------------------------------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$706,188) ................................................................              706,188
------------------------------------------------------------------------------------------------------
Total Investments
(Cost--$1,038,141**)--99.6% .....................................................            1,037,769

Other Assets Less Liabilities--0.4% .............................................                4,518
                                                                                            ----------
Net Assets--100.0% ..............................................................           $1,042,287
                                                                                            ==========

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the range of the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.
** The cost and unrealized appreciation/depreciation of investments as of September 30, 2004, as computed for federal income tax purposes, were as follows:

                                                                  (in Thousands)
      -------------------------------------------------------------------------
      Aggregate cost ........................................        $1,038,141
                                                                     ==========
      Gross unrealized appreciation .........................        $        2
      Gross unrealized depreciation .........................              (374)
                                                                     ----------
      Net unrealized depreciation ...........................        $     (372)
                                                                     ==========

(a) Investments in companies considered to be an affiliate of the Trust (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                                                  (in Thousands)
      --------------------------------------------------------------------------
                                                            Net         Interest
      Affiliate                                          Activity        Income
      --------------------------------------------------------------------------
      Merrill Lynch Government Securities, Inc.          $(7,000)         $332
      --------------------------------------------------------------------------

      See Notes to Financial Statements.


18      WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Statement of Assets and Liabilities           Master Government Securities Trust

As of September 30, 2004
=================================================================================================================================
Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Investments in unaffiliated securities, at value (identified
                        cost--$987,140,747) ..............................................                        $   986,768,665
                       Investments in affiliated securities, at value (identified
                        cost--$51,000,000) ...............................................                             51,000,000
                       Cash ..............................................................                                  6,961
                       Receivables:
                          Contributions ..................................................    $     3,856,951
                          Interest .......................................................            711,708           4,568,659
                                                                                              ---------------
                       Prepaid expenses ..................................................                                  8,117
                                                                                                                  ---------------
                       Total assets ......................................................                          1,042,352,402
                                                                                                                  ---------------
=================================================================================================================================
Liabilities
---------------------------------------------------------------------------------------------------------------------------------
                       Payable to investment adviser .....................................             36,129
                       Other affiliates ..................................................             11,933              48,062
                                                                                              ---------------
                       Accrued expenses ..................................................                                 17,630
                                                                                                                  ---------------
                       Total liabilities .................................................                                 65,692
                                                                                                                  ---------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Net assets ........................................................                        $ 1,042,286,710
                                                                                                                  ===============
=================================================================================================================================
Net Assets Consist of
---------------------------------------------------------------------------------------------------------------------------------
                       Investors' capital ................................................                        $ 1,042,658,792
                       Unrealized depreciation--net ......................................                               (372,082)
                                                                                                                  ---------------
                       Net Assets ........................................................                        $ 1,042,286,710
                                                                                                                  ===============

      See Notes to Financial Statements.


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004      19

[LOGO] Merrill Lynch Investment Managers

Statement of Operations                       Master Government Securities Trust

For the Six Months Ended September 30, 2004
=================================================================================================================================
Investment Income
---------------------------------------------------------------------------------------------------------------------------------
                       Interest (includes $332,174 from affiliates) and amortization of
                        premium and discount earned ......................................                        $     7,139,485
=================================================================================================================================
Expenses
---------------------------------------------------------------------------------------------------------------------------------
                       Investment advisory fees ..........................................    $     1,142,843
                       Accounting services ...............................................            129,500
                       Custodian fees ....................................................             31,939
                       Professional fees .................................................             23,083
                       Trustees' fees and expenses .......................................             19,631
                       Pricing fees ......................................................              2,223
                       Printing and shareholder reports ..................................              1,521
                       Other .............................................................             10,730
                                                                                              ---------------
                       Total expenses ....................................................                              1,361,470
                                                                                                                  ---------------
                       Investment income--net ............................................                              5,778,015
                                                                                                                  ---------------
=================================================================================================================================
Realized & Unrealized Gain (Loss)--Net
---------------------------------------------------------------------------------------------------------------------------------
                       Realized gain on investments--net .................................                                  1,099
                       Change in unrealized appreciation/depreciation on investments--net                                (995,972)
                                                                                                                  ---------------
                       Total realized and unrealized loss--net ...........................                               (994,873)
                                                                                                                  ---------------
                       Net Increase in Net Assets Resulting from Operations ..............                        $     4,783,142
                                                                                                                  ===============

      See Notes to Financial Statements.


20      WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Statements of Changes in Net Assets           Master Government Securities Trust

                                                                                                For the Six          For the
                                                                                               Months Ended         Year Ended
                                                                                               September 30,         March 31,
Increase (Decrease) in Net Assets:                                                                 2004                2004
=================================================================================================================================
Operations
---------------------------------------------------------------------------------------------------------------------------------
                       Investment income--net ............................................    $     5,778,015     $    12,937,728
                       Realized gain--net ................................................              1,099              75,879
                       Change in unrealized appreciation/depreciation--net ...............           (995,972)           (459,784)
                                                                                              -----------------------------------
                       Net increase in net assets resulting from operations ..............          4,783,142          12,553,823
                                                                                              -----------------------------------
=================================================================================================================================
Capital Transactions
---------------------------------------------------------------------------------------------------------------------------------
                       Proceeds from contributions .......................................      2,341,336,101       5,445,099,631
                       Fair value of withdrawals .........................................     (2,498,070,751)     (5,848,609,190)
                                                                                              -----------------------------------
                       Net decrease in net assets derived from capital transactions ......       (156,734,650)       (403,509,559)
                                                                                              -----------------------------------
=================================================================================================================================
Net Assets
---------------------------------------------------------------------------------------------------------------------------------
                       Total decrease in net assets ......................................       (151,951,508)       (390,955,736)
                       Beginning of period ...............................................      1,194,238,218       1,585,193,954
                                                                                              -----------------------------------
                       End of period .....................................................    $ 1,042,286,710     $ 1,194,238,218
                                                                                              ===================================

      See Notes to Financial Statements.

Financial Highlights                          Master Government Securities Trust

                                                                     For the Six          For the        For the Period
                                                                    Months Ended         Year Ended    February 13, 2003+
The following ratios have been derived from                         September 30,         March 31,       to March 31,
information provided in the financial statements.                       2004                2004              2003
=========================================================================================================================
Total Investment Return
-------------------------------------------------------------------------------------------------------------------------
                       Total investment return ................              .52%++              .94%                 .75%*
                                                                   ======================================================
=========================================================================================================================
Ratios to Average Net Assets
-------------------------------------------------------------------------------------------------------------------------
                       Expenses ...............................              .24%*               .22%                 .26%*
                                                                   ======================================================
                       Investment income and realized gain--net             1.03%*               .94%                1.08%*
                                                                   ======================================================
=========================================================================================================================
Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
                       Net assets, end of period (in thousands)    $   1,042,287       $   1,194,238        $   1,585,194
                                                                   ======================================================

*     Annualized.
+     Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004      21

[LOGO] Merrill Lynch Investment Managers

Notes to Financial Statements                 Master Government Securities Trust

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, and is organized as a Delaware statutory trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments and assets for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Therefore, no federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(e) Securities lending -- The Trust may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Trust and any additional required collateral is delivered to the Trust on the next business day. Where the Trust receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Trust typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Trust receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Trust may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Trust could experience delays and costs in gaining access to the collateral. The Trust also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.


22      WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004

Notes to Financial Statements (concluded)     Master Government Securities Trust

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

The Trust has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), or its affiliates. Pursuant to that order, the Trust also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Trust, invest cash collateral received by the Trust for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by FAM or its affiliates.

For the six months ended September 30, 2004, the Trust reimbursed FAM $12,379 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this Web site http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.


        WCMA GOVERNMENT SECURITIES FUND               SEPTEMBER 30, 2004      23

[LOGO] Merrill Lynch Investment Managers                         www.mlim.ml.com

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) at www.mutualfunds.ml.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.mutualfunds.ml.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.

WCMA Government Securities Fund
Box 9011
Princeton, NJ
08543-9011

                                                                 #WCMAGS -- 9/04

Item 2 - Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable

Item 6 - Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 9 - Submission of Matters to a Vote of Security Holders - Not Applicable

Item 10 - Controls and Procedures

10(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

10(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 - Exhibits attached hereto

11(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

11(a)(2) - Certifications - Attached hereto

11(a)(3) - Not Applicable

11(b) - Certifications - Attached hereto

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

        WCMA Government Securities Fund and Master Government Securities Trust


        By: /s/ Terry K. Glenn
            ------------------------------
            Terry K. Glenn,
            President of
            WCMA Government Securities Fund and Master Government Securities
            Trust

        Date: November 19, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


        By: /s/ Terry K. Glenn
            ------------------------------
            Terry K. Glenn,
            President of
            WCMA Government Securities Fund and Master Government Securities
            Trust

        Date: November 19, 2004


        By: /s/ Donald C. Burke
            ------------------------------
            Donald C. Burke,
            Chief Financial Officer of
            WCMA Government Securities Fund and Master Government Securities
            Trust

        Date: November 19, 2004